Commitments and Contingencies (Details)		6 Months Ended
	Apr. 08, 2019 USD ($)	Jun. 30, 2019 USD ($) action
Litigation relating to distribution of financial strength ratings
Commitments and Contingencies
Damages sought		$ 80,000,000
Antitrust Actions Related To Trading Practices
Commitments and Contingencies
Number of actions | action		2
Revolving credit facility
Commitments and Contingencies
Term of debt	5 years
Maximum borrowing capacity	$ 500,000,000
Commitment fee (as a percent)	0.25%
Amount outstanding		$ 0
Revolving credit facility | Federal funds
Commitments and Contingencies
Spread (as a percent)	0.50%
Revolving credit facility | One-month LIBOR
Commitments and Contingencies
Spread (as a percent)	1.00%
Revolving credit facility | Base rate
Commitments and Contingencies
Spread (as a percent)	0.75%
Revolving credit facility | LIBOR
Commitments and Contingencies
Spread (as a percent)	1.75%
Floor (as a percent)	0.00%